Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Rights to Produce
	and Distribute						Other Indefinite		Total		Technology								Total
	Coca-Cola						Lived		Unamortized		Costs and		Customer						Amortized		Total
	Trademark Products		Goodwill		Trademark Rights		Intangible Assets		Intangible Assets		Management Systems		Relationships		Alcohol Licenses		Other		Intangible Assets		Intangible Assets
Cost as of January 1,2019	Ps.	87,617	Ps.	40,530	Ps.	6,694	Ps.	1,441	Ps.	136,282	Ps.	8,362	Ps.	2,125	Ps.	1,768	Ps.	2,433	Ps.	14,688	Ps.	150,970
Additions		—		—		—		208		208		823		—		191		975		1,989		2,197
Acquisitions from business combinations (see Note 4)		—		6,542		469		—		7,011		759		—		—		12		771		7,782
Changes in fair value of past acquisitions		(2,887)		2,903		—		153		169		(6)		—		—		(185)		(191)		(22)
Transfer of completed development systems		—		—		—		—		—		412		—		—		(412)		—		—
Disposals		—		—		(48)		—		(48)		(232)		—		(130)		—		(362)		(410)
Effect of movements in exchange rates		(3,475)		(2,068)		(515)		(100)		(6,158)		(552)		(113)		—		(286)		(951)		(7,109)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		(6)		(6)		(6)
Cost as of December 31, 2019	Ps.	81,255	Ps.	47,907	Ps.	6,600	Ps.	1,702	Ps.	137,464	Ps.	9,566	Ps.	2,012	Ps.	1,829	Ps.	2,531	Ps.	15,938	Ps.	153,402

	Rights to Produce
	and Distribute						Other		Total		Technology								Total		Total
	Coca-Cola						Indefinite Lived		Unamortized		Costs and		Customer						Amortized		Intangible
	Trademark Products		Goodwill		Trademark Rights		Intangible Assets		Intangible Assets		Management Systems		Relationships (1)		Alcohol Licenses		Other		Intangible Assets		Assets
Cost as of January 1,2020	Ps.	81,255	Ps.	47,907	Ps.	6,600	Ps.	1,702	Ps.	137,464	Ps.	9,566	Ps.	2,012	Ps.	1,829	Ps.	2,531	Ps.	15,938	Ps.	153,402
Additions		1		—		—		—		1		771		—		111		604		1,486		1,487
Acquisitions from business combinations (see Note 4)		—		12,080		2,101		—		14,181		26		8,596		—		1		8,623		22,804
Changes in fair value of past acquisitions		—		(1,086)		285		—		(801)		—		745		—		22		767		(34)
Transfer of completed development systems		—		—		—		—		—		398		—		—		(398)		—		—
Disposals		—		(183)		(116)		(311)		(610)		(164)		—		(43)		(378)		(585)		(1,195)
Specialty's disposal		—		(1,194)		(215)		(11)		(1,420)		—		—				(5)		(5)		(1,425)
Effect of movements in exchange rates		(4,607)		(4,704)		(8)		(4)		(9,323)		276		(1,503)		—		(65)		(1,292)		(10,615)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		38		38		38
Cost as of December 31, 2020	Ps.	76,649	Ps.	52,820	Ps.	8,647	Ps.	1,376	Ps.	139,492	Ps.	10,873	Ps.	9,850	Ps.	1,897	Ps.	2,350	Ps.	24,970	Ps.	164,462
(1)	Includes customer relationships related to the acquisition through the controlling interest in NW Synergy Holdings LLC disclosed in Note 4

	Rights to Produce
	and Distribute						Other Indefinite		Total		Technology								Total		Total
	Coca-Cola				Trademark		Lived		Unamortized		Costs and		Customer		Alcohol				Amortized		Intangible
	Trademark Products		Goodwill		Rights		Intangible Assets		Intangible Assets		Management Systems		Relationships (1)		Licenses		Other		Intangible Assets		Assets
Cost as of January 1,2021	Ps.	76,649		52,820	Ps.	8,647	Ps.	1,376	Ps.	139,492	Ps.	10,873	Ps.	9,850	Ps.	1,897	Ps.	2,350	Ps.	24,970	Ps.	164,462
Additions		2		—		—		127		129		1,140		—		145		1,103		2,388		2,517
Acquisitions from business combinations (see Note 4)		—		7,940		65		—		8,005		—		873		—		1		874		8,879
Transfer of completed development systems		—		—		—		—		—		262		—		—		(262)		—		—
Disposals		—		(12)		—		(10)		(22)		(973)		—		(36)		(102)		(1,111)		(1,133)
Effect of movements in exchange rates		(1,255)		(2,303)		(584)		(80)		(4,222)		(641)		77		—		(682)		(1,246)		(5,468)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		62		62		62
Impairment		—		(1,094)		(55)		—		(1,149)		—		—		—		—		—		(1,149)
Cost as of December 31, 2021	Ps.	75,396	Ps.	57,351	Ps.	8,073	Ps.	1,413	Ps.	142,233	Ps.	10,661	Ps.	10,800	Ps.	2,006	Ps.	2,470	Ps.	25,937	Ps.	168,170
(1)Includes customer relationships related to the acquisitions through Envoy Solutions disclosed in Note 4.

	Rights to Produce
	and Distribute						Other Indefinite		Total		Technology								Total		Total
	Coca-Cola						Lived		Unamortized		Costs and		Customer						Amortized		Intangible
Amortization and Impairment Losses	Trademark Products		Goodwill		Trademark Rights		Intangible Assets		Intangible Assets		Management Systems		Relationships		Alcohol Licenses		Other		Intangible Assets		Assets
Amortization as of January 1,2019	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(4,064)	Ps.	(306)	Ps.	(544)	Ps.	(451)	Ps.	(5,365)	Ps.	(5,365)
Amortization expense		—		—		—		—		—		(1,338)		(112)		(123)		(239)		(1,812)		(1,812)
Disposals		—		—		—		—		—		97		—		30		—		127		127
Effect of movements in exchange rates		—		—		—		—		—		160		25		—		53		238		238
Changes in value on the recognition of inflation effects		—		—		—		—		—		(29)		—		—		1		(28)		(28)
Amortization as of December 31, 2019	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(5,174)	Ps.	(393)	Ps.	(637)	Ps.	(636)	Ps.	(6,840)	Ps.	(6,840)
Amortization as of January 1,2020	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(5,174)	Ps.	(393)	Ps.	(637)	Ps.	(636)	Ps.	(6,840)	Ps.	(6,840)
Amortization expense		—		—		—		—		—		(1,537)		(467)		(99)		(362)		(2,465)		(2,465)
Disposals		—		—		—		—		—		129		—		—		48		177		177
Effect of movements in exchange rates		—		—		—		—		—		142		32		—		21		195		195
Changes in value on the recognition of inflation effects		—		—		—		—		—		(29)		1		—		—		(28)		(28)
Amortization as of December 31, 2020	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,469)	Ps.	(827)	Ps.	(736)	Ps.	(929)	Ps.	(8,961)	Ps.	(8,961)
Amortization as of January 1,2021	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,469)	Ps.	(827)	Ps.	(736)	Ps.	(929)	Ps.	(8,961)	Ps.	(8,961)
Amortization expense		—		—		—		—		—		(1,473)		(791)		(102)		(328)		(2,694)		(2,694)
Disposals		—		—		—		—		—		789		—		—		101		890		890
Effect of movements in exchange rates		—		—		—		—		—		792		10		—		(15)		787		787
Changes in value on the recognition of inflation effects		—		—		—		—		—		(53)		—		—		(1)		(54)		(54)
Amortization as of December 31, 2021	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,414)	Ps.	(1,608)	Ps.	(838)	Ps.	(1,172)	Ps.	(10,032)	Ps.	(10,032)

	Rights to Produce
	and Distribute						Other Indefinite		Total		Technology								Total			Total
	Coca-Cola						Lived		Unamortized		Costs and		Customer						Amortized			Intangible
Carrying Amount	Trademark Products		Goodwill		Trademark Rights		Intangible Assets		Intangible Assets		Management Systems		Relationships		Alcohol Licenses		Other		Intangible Assets			Assets
As of December 31, 2019	Ps.	81,255	Ps.	47,907	Ps.	6,600	Ps.	1,702	Ps.	137,464	Ps.	4,392	Ps.	1,619	Ps.	1,192	Ps.	1,895	Ps.	9,098	Ps.	146,562
As of December 31, 2020	Ps.	76,649	Ps.	52,820	Ps.	8,647	Ps.	1,376	Ps.	139,492	Ps.	4,404	Ps.	9,023	Ps.	1,161	Ps.	1,421	Ps.	16,009	Ps.	155,501
As of December 31, 2021	Ps.	75,396	Ps.	57,351	Ps.	8,073	Ps.	1,413	Ps.	142,233	Ps.	4,247	Ps.	9,192	Ps.	1,168	Ps.	1,298	Ps.	15,905	Ps.	158,138

Schedule of Allocation of Amortization Expenses

For the years ended 2021, 2020 and 2019, allocation for amortization expense is as follows:

	2021		2020		2019

Cost of goods sold	Ps.	254	Ps.	288	Ps.	317
Administrative expenses		1,630		1,412		953
Selling expenses		810		765		542
	Ps.	2,694	Ps.	2,465	Ps.	1,812

Summary of Average Remaining Period for Company's Intangible Assets Subject to Amortization

The average remaining period for the Company’s intangible assets that are subject to amortization is as follows:

Years
Technology Costs and Management Systems	2 - 10
Customer Relationships	10 - 25
Alcohol Licenses	12 - 12

Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGU

The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

	December 31, 2021		December 31, 2020
Mexico	Ps.	56,352	Ps.	56,352
Guatemala		1,735		1,755
Nicaragua		438		433
Costa Rica		1,407		1,425
Panama		1,238		1,200
Colombia		3,798		4,414
Brazil		30,608		31,741
Argentina		395		312
Uruguay		2,332		2,450
Total	Ps.	98,303	Ps.	100,082

Details of Key Assumptions by CGU for Impairment Test

The key assumptions by CGU for impairment test as of December 31, 2021 were as follows:

			Expected Annual Long-	Expected Volume
			Term Inflation	Growth Rates
CGU	Pre-tax WACC	Post-tax WACC	2022‑2031	2022‑2031
Mexico	6.8%	4.9%	3.7%	2.8%
Colombia	8.7%	5.8%	3.0%	8.4%
Costa Rica	13.5%	9.2%	3.1%	6.5%
Guatemala	7.9%	6.1%	4.2%	10.7%
Nicaragua	18.3%	10.6%	4.3%	6.4%
Panama	8.5%	6.5%	2.2%	7.0%
Argentina	19.7%	14.5%	35.9%	5.4%
Brazil	9.1%	5.8%	3.3%	7.7%
Uruguay	8.5%	6.1%	5.0%	4.0%

The key assumptions by CGU for impairment test as of December 31, 2020 were as follows:

			Expected Annual Long-	Expected Volume
			Term Inflation	Growth Rates
CGU	Pre-tax WACC	Post-tax WACC	2021‑2030	2021‑2030
Mexico	7.4%	5.3%	3.9%	2.0%
Colombia	11.0%	7.3%	2.8%	4.1%
Costa Rica	15.3%	10.8%	2.7%	4.3%
Guatemala	10.6%	8.3%	3.1%	6.8%
Nicaragua	20.6%	13.9%	3.7%	7.1%
Panama	8.8%	6.8%	1.5%	7.9%
Argentina	26.3%	20.4%	30.1%	3.9%
Brazil	9.1%	6.0%	3.0%	2.4%
Uruguay	9.9%	7.1%	7.8%	2.0%

Disclosure of Detailed Information About Sensitivity to Changes in Assumptions

		Change in Volume
CGU	Change in WACC	Growth CAGR (1)	Effect on Valuation
Mexico	0.2%	‑1.0%	Passes by 6.8x
Colombia	0.2%	‑1.0%	Passes by 4.2x
Costa Rica	0.4%	‑1.0%	Passes by 3.1x
Guatemala	0.2%	‑1.0%	Passes by 54.5x
Nicaragua	0.5%	‑1.0%	Passes by 1.0x
Panama	0.1%	‑1.0%	Passes by 8.2x
Argentina	0.8%	‑1.0%	Passes by 10.0x
Brazil	0.2%	‑1.0%	Passes by 2.7x
Uruguay	0.1%	‑1.0%	Passes by 4.4x

FEMSA Comercio - Health Division
Statement [Line Items]
Details of Key Assumptions by CGU for Impairment Test

The key assumptions by CGU for impairment test as of December 31, 2021 were as follows:

			Expected Annual
			Long-Term Inflation	Expected Volume Growth
CGU	Pre-tax WACC	Post-tax WACC	2022‑2031	Rates 2022‑2031
South America	7.3%	5.3%	3.4%	0.3%
(FEMSA Comercio – Health Division)

The key assumptions by CGU for impairment test as of December 31, 2020 were as follows:

			Expected Annual	Expected Volume
		Post-tax	Long-Term Inflation	Growth Rates
CGU	Pre-tax WACC	WACC	2021‑2030	2021‑2030
South America	8.3%	5.8%	2.8%	0.2%
(FEMSA Comercio – Health Division)

Disclosure of Detailed Information About Sensitivity to Changes in Assumptions

		Change in Sales
CGU	Change in WACC	Growth CAGR (1)	Effect on Valuation
FEMSA Comercio – Health Division (South America)	+0.1%	(0.5)%	Passes by 1.60x
(1)	Compound Annual Growth Rate (“CAGR”).

Cash Generating Units
Statement [Line Items]
Details of Key Assumptions by CGU for Impairment Test

			Expected Annual
			Long-Term Inflation	Expected Volume Growth
CGU	Pre-tax WACC	Post-tax WACC	2022‑2026	Rates 2022‑2026
United States	5.7%	4.9%	2.4%	2.0%
(Specialized Distribution)

			Expected Annual	Expected Volume
			Long-Term Inflation	Growth Rates
CGU	Pre-tax WACC	Post-tax WACC	2021‑2025	2021‑2025
United States	8.2%	6.0%	2.0%	1.7%
(Specialized Distribution)

Disclosure of Detailed Information About Sensitivity to Changes in Assumptions

	Change in Sales
CGU	Growth CAGR (1)	Effect on Valuation
United States (Specialized Distribution)	(0.5)%	Passes by 1.13x
(1)	Compound Annual Growth Rate (“CAGR”).